Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 356,544,447	$ 356,544,447
Increase in Certificates of Contribution during period	122,131,000	0
Certificates of Contribution, Ending Balance	$ 478,675,447	$ 356,544,447